Consolidated Statements of Cash Flows (Unaudited) - CAD ($)	9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net (loss) for the period	$ (3,174,475)	$ 447,033
Adjustments for:
Amortization of right-of-use asset	15,132	15,132
Equity-settled share-based compensation	211,899	80,273
Office lease accretion per IFRS 16	3,806	5,755
Office base rent recorded as lease reduction per IFRS 16	(21,123)	(21,014)
Property acquisition and assessments costs	7,500	7,500
Transaction cost - director's loans	113,458	99,143
Changes in working capital items
Amounts receivable and other assets	(134,475)	111,745
Restricted cash	20,000
Accounts payable and accrued liabilities	(743,463)	(603,473)
Advanced contributions received	(4,303,661)	(2,557,383)
Balance due to related parties	(93,103)	(398,366)
Net cash used in operating activities	(8,098,505)	(2,813,655)
Financing activities
Net proceeds from issuance of common shares pursuant to a private placement		2,769,231
Proceeds from exercise of share purchase warrants	350,000
Proceeds from option exercise	190,900
Net cash provided by financing activities	540,900	2,769,231
Net decrease in cash	(7,557,605)	(44,424)
Cash, beginning balance	9,007,042	5,131,510
Cash, ending balance	$ 1,449,437	$ 5,087,086